Operating segments (Details 3) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total revenues	₩ 78,080,920	₩ 43,010,330	₩ 67,481,156
Customer A [Member]
IfrsStatementLineItems [Line Items]
Total revenues	₩ 9,396,922	₩ 8,785,673	₩ 11,184,157
Percentage of revenue	12.04%	20.43%	16.57%
Customer B [Member]
IfrsStatementLineItems [Line Items]
Total revenues	₩ 13,774,629
Percentage of revenue	17.64%
Customer C [Member]
IfrsStatementLineItems [Line Items]
Total revenues			₩ 11,463,821
Percentage of revenue			16.99%
Customer D [Member]
IfrsStatementLineItems [Line Items]
Total revenues			₩ 17,859,876
Percentage of revenue			26.47%